Other Assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Other Assets
Note 12: Other Assets
Customers’ Liability Under Acceptances
Acceptances represent a form of negotiable short-term debt issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest
revenue, lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet.
Other
The components of other within other assets are as follows:

(Canadian $ in millions)	2021	2020
Accounts receivable, prepaid expenses and other items	3,302	2,942
Accrued interest receivable	1,452	1,586
Bank owned life insurance policies	4,096	4,352
Leased vehicles, net of accumulated amortization	415	677
Cash collateral	6,436	6,344
Due from clients, dealers and brokers	353	161
Insurance-related assets	2,080	1,507
Other employee future benefits assets (Note 21)	40	38
Pension asset (Note 21)	947	124
Precious metals (1)	3,290	5,328
Total	22,411	23,059

(1)	Precious metals are recorded at their fair value based on quoted prices in active markets.
Certain comparative figures have been reclassified to conform with the current year’s presentation.